UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

          Investment Company Act file number  811-21986

Hatteras Multi-Strategy Institutional Fund, L.P.

 (Exact name of registrant as specified in charter)

      8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins, CEO
Hatteras Investment Partners, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

(Name and address of agent for service)

Registrant's telephone number, including area code:  919.846.2324

Date of fiscal year end:  March 31
Date of reporting period:   July 1, 2008- June 30, 2009

Form N-PX is to be used by a registered management investment company,other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, notlater than August 31 of each year, containing the registrant's proxy votingrecord for the most recent twelve-month period ended June 30, pursuant tosection 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX inits regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by FormN-PX, and the Commission will make this information public. A registrant is notrequired to respond to the collection of information contained in Form N-PXunless the Form displays a currently valid Office of Management and Budget("OMB") control number. Please direct comments concerning the accuracy of theinformation collection burden estimate and any suggestions for reducing theburden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,NW, Washington, DC 20549-0609. The OMB has reviewed this collection ofinformation under the clearance requirements of 44 U.S.C. ss. 3507.

PLEASE REFER TO THE FORM N-PX OF HATTERAS MASTER FUND, L.P. CIK NO. 0001307689, FILE NO. 811-21666, AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 21, 2009.

PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned,  thereunto duly authorized.

Registrant      Hatteras Multi-Strategy Institutional Fund, L.P.

By (Signature and Title)*     /s/ David B. Perkins
                                  David B. Perkins, President

Date 8/21/09